Share-based payment arrangements - Summary of status and movements in RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted Shares Without Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	471,762	478,067
Granted (in shares)	176,414	180,132
Redeemed (in shares)	(294,993)	(135,833)
Forfeited (in shares)	(24,506)	(50,604)
At December 31,	328,677	471,762
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	908,377	689,967
Granted (in shares)	229,979	440,508
Redeemed (in shares)	(459,958)	(160,470)
Forfeited (in shares)	(111,658)	(61,628)
At December 31,	566,740	908,377
Performance Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	278,020	525,605
Granted (in shares)	616,920	267,936
Redeemed (in shares)	(528,166)	(514,010)
Forfeited (in shares)	(24,104)	(1,511)
At December 31,	342,670	278,020